Consolidated Statements of Cash Flows (Unaudited)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (160,787,979)	$ 89,611,236	$ 409,575	$ (8,518,520)	$ (17,428,428)
Net income (loss) from discontinued operations	(157,975)	(460,971)	4,979,958	(1,140,921)	(2,768,114)
Net income from continuing operations	(160,630,004)	90,072,207	(4,570,383)	(7,377,599)	(14,660,314)
Adjustments to reconcile net loss to net cash
Amortization of debt discount	413,911	322,247	315,834	315,834
Amortization of intangible assets					2,371,567
Depreciation expense		2,807
Stock-based compensation	5,603	177,905	154,938	229,605	370,878
Loss on extinguishment of vendor obligations	277,993			288,835
Gain on extinguishment of vendor obligations				(211,200)
Gain on extinguishment of due to affiliates				(192,069)
Provision for bad debt – related parties					529,488
Gain on deconsolidation		(2,491,485)
Loss on extinguishment of convertible notes payable		7,484,152
Gain on settlement of due to affiliates			(192,069)
Loss on settlement of vendor obligations			288,835
Gain on settlement of vendor obligations			(211,200)
Impairment loss			391,217	391,217	11,914,320
Gain on sale of investment	(63,759)
Day one loss on stock purchase warrants issued in connection with private placement	13,533,404
Day one loss of stock purchase warrants issued in connection with conversion of convertible notes	663,408
Change in fair value of liability-classified stock purchase warrants	140,584,780
Change in fair value of derivative liabilities	624,888
Loss on reclassification of stock purchase warrants from equity-classified to liability-classified	45,784
Day one loss on private placement		19,605,956
Change in fair value - convertible note embedded derivative		(587,790)
Change in fair value - stock purchase warrant liabilities	624,888	(123,369,695)
Change in fair value - digital assets		967,818
Changes in operating assets and liabilities:
Other current assets	136,438	(623,246)	(81,181)	(236,235)	(851)
Due from affiliates		(243,915)			(493,725)
Accounts payable	69,600	17,820
Due to affiliates		190,597		2,919,129	134,120
Interest payable - related parties	20,949	64,306	38,248	44,111
Accrued liabilities and other payables	2,860,965	3,466,426	2,229,486	2,934,934	189,132
Net cash used in operating activities from continuing operations	(1,456,040)	(4,943,890)	(1,636,275)	(893,438)	354,615
Net cash used in operating activities from discontinued operations	1,115,948	(255,556)	(1,576,016)	(2,925,005)	(1,586,997)
NET CASH USED IN OPERATING ACTIVITIES	(340,092)	(5,199,446)	(3,212,291)	(3,818,443)	(1,232,382)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of computer equipment		(18,690)
Proceeds from sale of investment	63,759
Advance to target of planned acquisition	(1,000,000)	(3,500,000)
Net cash provided by (used in) investing activities – continuing operations	(936,241)	(3,518,690)
Net cash provided by (used in) investing activities – discontinued operations				132,826	(1,109,936)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(936,241)	(3,518,690)		132,826	(1,109,936)
CASH FLOWS FROM FINANCING ACTIVITIES
Business Combination, net of issuance costs				150,161
Proceeds from loan payable - related parties			730,639	1,353,640	270,563
Repayment of note payable		(78,000)
Payments of penalty - late registration		(800,000)
Proceeds from issuance of private placement, net of issuance costs	9,134,876	9,225,000
Proceeds from issuance of common stock, net of issuance costs	477,795
Repayments on loans payable - related parties	(1,000,000)
Proceeds from issuance of convertible notes payable and embedded derivative, net of issuance costs	450,000
Proceeds from issuance of convertible debt and warrants, net of issuance costs			996,075	996,075
Proceeds from issuance of note payable and warrants			78,000	78,000
Net cash provided by financing activities from continuing operations	9,062,671	8,347,000	1,804,714	2,577,876	270,563
Net cash provided by financing activities from discontinued operations			582,233	422,527	147,753
NET CASH PROVIDED BY FINANCING ACTIVITIES	9,062,671	8,347,000	2,386,947	3,000,403	418,316
EFFECT OF EXCHANGE RATE ON CASH FROM CONTINUING OPERATIONS		90,398
EFFECT OF EXCHANGE RATE ON CASH FROM DISCONTINUED OPERATIONS	35,844	34,562	(2,617)	28,854	231,404
Net change in cash, including cash from discontinued operations	7,822,182	(246,176)	(827,961)	(656,360)	(1,692,598)
Cash, including cash from discontinued operations - beginning of period	35,649	7,857,641	863,610
Cash, including cash from discontinued operations - end of period	7,857,641	7,611,465	35,649	35,649
Less cash from discontinued operations			35,276	35,276
Cash from continuing operations, end of period	6,897,697	7,611,465	373	373	7,849
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest		6,240	18	1,436
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Fair value of warrants exercised		31,939,279
Fair value of the stock purchase warrants issued in connection with the private placement agreement		29,605,956
Fair value of the stock purchase warrants issued in connection with joint venture agreement		1,672,686
Fair value of the derivative liability extinguished from conversion of convertible note		259,963
Fair value of common stock issued in connection with settlement agreement		157,500
Fair value of common stock issued in connection with conversion of convertible note		520,603
Fair value of common stock issued in exchange for digital assets		1,000,000
Issuance of common stock to settle loans payable – related parties and accrued and unpaid interest				613,410
Capital reduction on settlement of loans payable – related parties and accrued and unpaid interest through issuance of common stock				(342,847)
Issuance of common stock to settle due to affiliates				6,627,314
Capital reduction on settlement of due to affiliates through issuance of common stock				(3,900,254)
Issuance of common stock to settle accrued expenses and other current liabilities	759,993		750,000	1,880,187
Settlement of due to affiliates through issuance of loan payable – related parties				1,213,348
Settlement of accrued expenses and other current liabilities through issuance of Old Nukk common stock				213,386
Issuance of Old Nukk common stock to Brilliant vendors in exchange for receivable from Brilliant				1,802,215
Settlement of loans payable – related parties through exchange of notes receivable – related parties and accrued and unpaid interest				37,978
Settlement of loans payable – related parties through exchange of due from affiliates				11,855
Fair value of derivative liability embedded within convertible note payable	(847,753)
Fair value of liability-classified stock purchase warrants issued in connection with the private placement agreement	23,239,044
Issuance of common stock issued as compensation for services	1,364,025
Issuance of common stock issued to settle Exit and Settlement Agreement	325,032
Issuance of common stock issued as compensation to board of directors	959,100
Fair value of liability-classified warrants issued in connection with conversion of convertible notes	(663,408)
Settlement of convertible notes payable through issuance of common stock	771,085
Fair value of stock purchase warrants reclassified from equity-classified to liability-classified	(283,293)
Fair value of warrants issued			40,804
Settlement of accrued expenses and other current liabilities through issuance of common stock			324,601
Issuance of Old Nukk common stock to Brilliant vendors in exchange for receivable from Brilliant
Settlement of loans payable – related parties through exchange of notes receivable – related parties and accrued and unpaid interest			0
Settlement of loans payable – related parties through exchange of due from affiliates			0
Previously Reported
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income from continuing operations	(160,630,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Cash, including cash from discontinued operations - beginning of period	35,459	$ 7,857,641		691,819	2,384,417
Cash, including cash from discontinued operations - end of period	7,857,641		35,459	35,459	691,819
Less cash from discontinued operations	$ 959,944		$ 35,086	$ 35,086	$ 683,970